Income Taxes (Provision) (Details) - USD ($)				3 Months Ended							6 Months Ended			12 Months Ended
	Jun. 29, 2015	Jul. 29, 2014	Jul. 22, 2013	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015		Mar. 31, 2015		Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Current
U.S. Federal														$ 0		$ 0		$ 0
Total — current														0		0		0
Deferred
U.S. Federal														10,000,000		2,000,000		14,000,000
State														2,000,000		2,000,000		(6,000,000)
Total — deferred														12,000,000		4,000,000		8,000,000
Income tax expense				$ 12,000,000	$ 0	[1]	$ 4,000,000		$ (4,000,000)	[1]	$ 12,000,000	$ 0		$ 12,000,000	[2]	$ 4,000,000	[2]	$ 8,000,000	[2],[3],[4]
Effective tax rate (as a percent)				16.00%	0.00%		8.70%		16.00%		15.78947%	0.00%		15.60%		3.60%		5.80%	[3]
U.S. federal statutory rate (as a percent)					35.00%						35.00%			35.00%
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Income Before Income Taxes				$ 75,000,000	$ 1,000,000	[1]	$ 46,000,000	[5]	$ (25,000,000)	[1]	$ 76,000,000	$ 21,000,000	[5]	$ 77,000,000	[2]	$ 112,000,000	[2]	$ 133,000,000	[2]
Tax at 35%														27,000,000		39,000,000		47,000,000
State taxes, net of federal benefit														(2,000,000)		(1,000,000)		6,000,000
Investment tax credits														(1,000,000)		0		0
Impact of non-taxable partnership earnings														(15,000,000)		(31,000,000)		(33,000,000)
Production tax credits														(4,000,000)		(6,000,000)		0
Change in state effective tax rate														$ 0		$ 1,000,000		$ 0
Other Information Pertaining to Income Taxes														3		0		0
Income Taxes Receivable																$ 6,000,000
Unrecognized Tax Benefits																$ 0
NRG | NRG Yield LLC
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	46.70%	46.70%			46.70%						46.70%			46.70%
NRG Yield, Inc. [Member] | NRG Yield LLC
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	53.30%	53.30%	34.50%		53.30%						53.30%			53.30%

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[4]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.